Operating revenue (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Operation of Civil Aviation, Including the Provision of Passenger, Cargo, Mail Delivery, and Other Extended Transportation Services
(i)	Disaggregation of revenue
Disaggregation of revenue from contracts with customers by major services lines is as follow:

			2020	2019	2018
	Note		RMB million	RMB million	RMB million
Revenue from contracts with customers within the scope of IFRS 15:
Disaggregated by service lines
-Traffic revenue
- Passenger			70,534	138,502	128,038
- Cargo and mail			16,493	9,615	10,026
-Commission income			2,771	2,952	2,619
-General aviation income			508	564	476
-Cargo handling income			507	359	254
-Hotel and tour operation income			390	712	676
-Ground services income			210	409	429
-Air catering income			273	353	391
-Others			689	654	536

			92,375	154,120	143,445
Revenue from other sources:
-Rental income	19	( g )	186	202	178

			92,561	154,322	143,623